STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value		Value
U.S. GOVERNMENT SECURITIES—3.5%
U.S. Treasury Bond 2.500%, 2/15/46	$2,179		$2,348
3.000%, 8/15/48	480		571

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $2,476)			2,919

MUNICIPAL BONDS—2.0%

California—1.0%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	275		312
State of California, Build America Bonds Taxable 7.600%, 11/1/40	265		448
University of California, Series B-A, Taxable 4.428%, 5/15/48	75		83

			843

Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	90		115

New York—0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue 4.000%, 5/1/42	165		188

Texas—0.3%
State of Texas 3.011%, 10/1/26	200		213

Virginia—0.4%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	135		142
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	200		192

			334

TOTAL MUNICIPAL BONDS
(Identified Cost $1,581)			1,693

FOREIGN GOVERNMENT SECURITIES—0.1%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	65		7
United Mexican States 4.750%, 3/8/44	54		58
Series M 6.500%, 6/9/22	925	MXN	47

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $160)			112

MORTGAGE-BACKED SECURITIES—11.6%

Agency—0.2%
Federal National Mortgage Association
Pool #813881 4.000%, 6/1/20	1		2
Pool #825985 4.500%, 7/1/20	—	(2)	—	(2)

	Par Value	Value
Agency—continued
Pool #254007 6.500%, 10/1/31	$2	$2
Pool #656288 6.000%, 9/1/32	6	7
Pool #835144 5.000%, 10/1/35	20	22
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	5	5
Pool #940524 5.500%, 7/1/37	15	17
Pool #949301 6.000%, 10/1/37	5	6
Pool #975097 5.000%, 6/1/38	14	16
Pool #929637 5.500%, 6/1/38	3	3
Pool #986012 5.500%, 6/1/38	2	3
Pool #994383 5.500%, 11/1/38	11	12
Pool #991124 5.000%, 1/1/39	5	5
Pool #994322 6.000%, 1/1/39	3	4
Pool #AA4418 4.500%, 3/1/39	8	8
Pool #AA4434 5.000%, 3/1/39	7	8
Pool #AA4436 6.000%, 3/1/39	5	5
Government National Mortgage Association
Pool #368053 6.500%, 11/15/23	15	16
Pool #351336 6.500%, 12/15/23	1	1
Pool #385198 6.500%, 2/15/24	10	11
Pool #563381 6.500%, 11/15/31	16	17
Pool #581072 6.500%, 2/15/32	4	5

		176

Non-Agency—11.4%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(3)	36	36
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(4)	59	60
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	96	96
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(3)	101	105
2015-SFR2, C 144A 4.691%, 10/17/52(3)	110	120
Angel Oak Mortgage Trust I LLC 2018-1, A1 144A 3.258%, 4/27/48(3)(4)	75	76
2018-2, A1 144A 3.674%, 7/27/48(3)(4)	108	109

See Notes to Schedule of Investments.

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
2019-1, A1 144A 3.920%, 11/25/48(3)(4)	$102	$103
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(3)(4)	94	95
Arroyo Mortgage Trust 2018-1, A1 144A 3.763%, 4/25/48(3)(4)	73	74
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	88	90
Aventura Mall Trust 2013-AVM, C 144A 3.867%, 12/5/32(3)(4)	300	304
Bayview Opportunity Master Fund IVa Trust 2016-SPL1,
B1 144A 4.250%, 4/28/55(3)	100	105
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	100	104
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(3)(4)	172	174
BX Trust 2018-GW, B (1 month LIBOR + 1.020%) 144A 3.048%, 5/15/35(3)(4)	125	125
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	55	57
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	69	70
Citigroup Commercial Mortgage Trust 2013-375P, B 144A 3.635%, 5/10/35(3)(4)	100	103
2019-SST2, A (1 month LIBOR + 0.920%) 144A 2.948%, 12/15/36(3)(4)	100	100
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2, 2CB2 6.750%, 8/25/34	47	52
2014-A, A 144A 4.000%, 1/25/35(3)(4)	28	29
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	96	96
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	32	32
2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	107	110
COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A 2.930%, 2/25/48(3)(4)	29	29
2018-2, A1 144A 3.470%, 7/27/48(3)(4)	42	42
2019-1, A1 144A 3.705%, 3/25/49(3)(4)	80	81
Credit Suisse Mortgage Capital Certificates 2019-ICE4,
A (1 month LIBOR + 0.980%) 144A 3.008%, 5/15/36(3)(4)	100	100
Credit Suisse Mortgage Capital Trust 2013-HYB1, A16 144A 3.063%, 4/25/43(3)(4)	18	18
Ellington Financial Mortgage Trust 2017-1, A1 144A 2.687%, 10/25/47(3)(4)	80	79
2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	74	75
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(3)(4)	46	46

	Par Value	Value
Non-Agency—continued
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	$65	$66
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	94	95
Goldman Sachs Mortgage Securities Trust 2012-ALOH,
A 144A 3.551%, 4/10/34(3)	100	103
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(4)	23	25
Homeward Opportunities Fund I Trust 2019-1, A1 144A 3.454%, 1/25/59(3)(4)	84	85
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	52	51
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 4.080%, 8/25/35(4)	35	35
JPMorgan Chase (Washington Mutual) Mortgage
Pass-Through Certificates Trust 2003-AR6, A1 4.709%, 6/25/33(4)	29	30
2003-AR4, 2A1 4.075%, 8/25/33(4)	34	34
JPMorgan Chase Commercial Mortgage Securities
Trust 2011-C4, A4 144A 4.388%, 7/15/46(3)	219	225
2014-C22, A4 3.801%, 9/15/47	150	161
2015-C31, AS 4.106%, 8/15/48	85	92
JPMorgan Chase Mortgage Trust 2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	70	72
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	59	61
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	66	68
2017-5, A1 144A 3.178%, 10/26/48(3)(4)	201	203
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	40	40
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 2.828%, 5/15/36(3)(4)	100	100
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)(5)	100	101
MASTR Alternative Loan Trust 2003-8, 2A1 5.750%, 11/25/33	75	78
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(4)	28	28
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.218%, 6/25/52(3)(4)(5)	50	50
MetLife Securitization Trust 2017-1A, M1 144A 3.716%, 4/25/55(3)(4)	100	104
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	92	95
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(3)(4)	240	246
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2015-C22, AS 3.561%, 4/15/48	225	235

See Notes to Schedule of Investments.

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
Morgan Stanley Capital I Trust 2017-CLS, A (1 month
LIBOR + 0.700%) 144A 2.728%, 11/15/34(3)(4)	$108	$108
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 2.948%, 8/15/34(3)(4)	109	109
New Residential Mortgage Loan Trust 2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	121	125
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	51	53
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	99	102
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	41	42
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	52	54
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	140	144
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	89	96
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	117	122
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%)
3.743%, 3/25/35(4)	63	64
OBX Trust 2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(4)	148	149
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	82	85
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	100	104
Progress Residential Trust 2018-SFR1, B 144A 3.484%, 3/17/35(3)	110	111
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	87	88
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	108	109
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(3)(4)	95	96
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	93	94
Sequoia Mortgage Trust 2018-CH2, A12 144A 4.000%, 6/25/48(3)(4)	82	82
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	87	89
Structured Adjustable Rate Mortgage Loan Trust 2004-1, 6A 4.665%, 2/25/34(4)	66	67
Towd Point Mortgage Trust 2015-1, A2 144A 3.250%, 10/25/53(3)(4)	100	100
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	100	106
2015-5, A1B 144A 2.750%, 5/25/55(3)(4)	49	49
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	100	102
2016-4, A1 144A 2.250%, 7/25/56(3)(4)	47	47

	Par Value	Value
Non-Agency—continued
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	$110	$116
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	123	129
2018-4, A1 144A 3.000%, 6/25/58(3)(4)	93	96
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	67	67
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(3)	100	100
2019-SFR1, C 144A 3.149%, 3/17/38(3)	100	100
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	91	92
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11,
A1 144A 3.375%, 10/25/47(3)(4)	59	59
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5,
A1A 144A 4.213%, 8/25/48(3)(4)	87	87
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(3)(4)	98	98
Verus Securitization Trust 2018-1, A1 144A 2.929%, 2/25/48(3)(4)	78	78
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	100	101
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	72	73
2019-1, A1 144A 3.836%, 2/25/59(3)(4)	82	82
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	91	92
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	85	90
2015-LC20, A5 3.184%, 4/15/50	85	89
2015-LC20, B 3.719%, 4/15/50	140	147

		9,571

TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $9,570)		9,747

ASSET-BACKED SECURITIES—4.1%

Automobiles—2.5%
ACC Trust 2019-1, A 144A 3.750%, 5/20/22(3)	86	86
American Credit Acceptance Receivables Trust 2018-3, C 144A 3.750%, 10/15/24(3)	105	106
2018-4, C 144A 3.970%, 1/13/25(3)	100	102
2019-2, C 144A 3.170%, 6/12/25(3)	85	86
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(3)	90	91

See Notes to Schedule of Investments.

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Automobiles—continued
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	$19	$19
Drive Auto Receivables Trust 2018-4, D 4.090%, 1/15/26	105	108
2019-4, C 2.510%, 11/17/25	85	85
DT Auto Owner Trust 2018-3A, C 144A 3.790%, 7/15/24(3)	75	77
Exeter Automobile Receivables Trust 2018-3A, C 144A 3.710%, 6/15/23(3)	105	107
2018-4A, D 144A 4.350%, 9/16/24(3)	100	104
2019-2A, C 144A 3.300%, 3/15/24(3)	85	86
2019-3A, C 144A 2.790%, 5/15/24(3)	85	86
Flagship Credit Auto Trust 2019-1, C 144A 3.600%, 2/18/25(3)	55	57
GLS Auto Receivables Issuer Trust 2019-2A, B 144A 3.320%, 3/15/24(3)	100	101
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(3)	102	102
2018-3A, C 144A 4.180%, 7/15/24(3)	130	134
Hertz Vehicle Financing II LP 2015-1A, A 144A 2.730%, 3/25/21(3)	110	110
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	85	86
Skopos Auto Receivables Trust 2018-1A, A 144A 3.190%, 9/15/21(3)	10	10
2019-1A, C 144A 3.630%, 9/16/24(3)	100	100
Tesla Auto Lease Trust 2018-B, B 144A 4.120%, 10/20/21(3)	85	87
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	96	98
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	85	86

		2,114

Home Equity Loans—0.1%
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	27	26

Other—1.4%
Amur Equipment Finance Receivables VI LLC 2018-2A,
A2 144A 3.890%, 7/20/22(3)	100	101
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	67	69
BXG Receivables Note Trust 2012-A, A 144A 2.660%, 12/2/27(3)	14	14
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(3)	116	117
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	36	37
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(3)	100	100

	Par Value	Value
Other—continued
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(3)(5)	$100	$101
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(3)	54	54
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	90	91
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(3)	85	85
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(3)	100	101
2019-3A, A 144A 3.190%, 7/15/25(3)	85	86
SoFi Consumer Loan Program LLC 2016-3, A 144A 3.050%, 12/26/25(3)	34	34
2017-1, A 144A 3.280%, 1/26/26(3)	23	23
SoFi Consumer Loan Program Trust 2019-3, A 144A 2.900%, 5/25/28(3)	84	85
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(3)	95	99

		1,197

Student Loan—0.1%
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	42	42
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	33	33

		75

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $3,370)		3,412

CORPORATE BONDS AND NOTES—15.9%

Communication Services—0.8%
AT&T, Inc. 4.250%, 3/1/27	20	22
4.100%, 2/15/28	55	60
Comcast Corp. 3.950%, 10/15/25	45	49
Diamond Sports Group LLC 144A 5.375%, 8/15/26(3)	40	41
Discovery Communications LLC 3.950%, 3/20/28	100	104
iHeartCommunications, Inc. 144A 5.250%, 8/15/27(3)	10	10
Meredith Corp. 6.875%, 2/1/26	40	41
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	200	213
Verizon Communications, Inc. 4.125%, 3/16/27	60	66
(3 month LIBOR + 1.100%) 3.258%, 5/15/25(4)	35	35

		641

Consumer Discretionary—1.0%
Aptiv Corp. 4.150%, 3/15/24	90	95

See Notes to Schedule of Investments.

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Consumer Discretionary—continued
Brookfield Residential Properties, Inc. 144A 6.250%, 9/15/27(3)	$65	$65
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	70	74
Dollar Tree, Inc. 4.000%, 5/15/25	90	95
Expedia Group, Inc. 144A 3.250%, 2/15/30(3)	49	49
General Motors Financial Co., Inc. 4.200%, 3/1/21	45	46
3.550%, 4/9/21	17	17
GLP Capital LP 5.750%, 6/1/28	100	114
Lear Corp. 3.800%, 9/15/27	120	121
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(3)	35	39
TRI Pointe Group, Inc. 5.875%, 6/15/24	55	59
William Lyon Homes, Inc. 6.000%, 9/1/23	65	68

		842

Consumer Staples—0.1%
Conagra Brands, Inc. 4.300%, 5/1/24	85	91

Energy—1.4%
Boardwalk Pipelines LP 4.950%, 12/15/24	65	70
Cheniere Energy Partners LP 5.625%, 10/1/26	35	37
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	203
Helmerich & Payne, Inc. 4.650%, 3/15/25	80	86
HollyFrontier Corp. 5.875%, 4/1/26	100	112
Kinder Morgan, Inc. 4.300%, 6/1/25	165	178
7.750%, 1/15/32	65	90
MPLX LP 4.875%, 12/1/24	120	132
NuStar Logistics LP 5.625%, 4/28/27	70	74
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	100	106
Valero Energy Partners LP 4.500%, 3/15/28	90	98

		1,186

Financials—6.5%
Allstate Corp. (The) Series B 5.750%, 8/15/53(6)	145	155
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	75	79
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	140	138
Athene Holding Ltd. 4.125%, 1/12/28	110	113

	Par Value	Value
Financials—continued
Aviation Capital Group LLC 144A 3.875%, 5/1/23(3)	$108	$112
144A 3.500%, 11/1/27(3)	100	100
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	215	225
Bank of America Corp. 3.004%, 12/20/23	90	92
4.200%, 8/26/24	235	252
Bank of Montreal 3.803%, 12/15/32	156	162
Brighthouse Financial, Inc. 3.700%, 6/22/27	100	99
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	65	68
Brookfield Finance, Inc. 4.000%, 4/1/24	92	98
Capital One Financial Corp. 3.750%, 7/28/26	130	135
Citadel LP 144A 4.875%, 1/15/27(3)	65	66
Citigroup, Inc. 3.200%, 10/21/26	171	177
(3 month LIBOR + 1.250%) 3.349%, 7/1/26(4)	160	162
E*TRADE Financial Corp. 4.500%, 6/20/28	110	120
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	105	114
FS KKR Capital Corp. 4.250%, 1/15/20	125	125
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	195	209
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	70	71
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	100
ICAHN Enterprises LP 144A 6.250%, 5/15/26(3)	85	89
JPMorgan Chase & Co. 3.876%, 9/10/24	50	53
3.300%, 4/1/26	165	173
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	34	36
144A 4.569%, 2/1/29(3)	116	129
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.318%, 4/20/67(4)(6)	55	44
Lloyds Bank plc 144A 6.500%, 9/14/20(3)	150	155
MetLife, Inc. Series D 5.875% (7)	40	43
Morgan Stanley 3.125%, 7/27/26	125	129
6.375%, 7/24/42	100	146
Navient Corp. 6.750%, 6/25/25	60	62
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	135	146
Prudential Financial, Inc. 5.875%, 9/15/42	100	108
5.625%, 6/15/43(6)	65	70
Santander Holdings USA, Inc. 3.700%, 3/28/22	93	95
3.500%, 6/7/24	65	67

See Notes to Schedule of Investments.

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Financials—continued
SBA Tower Trust 144A 2.877%, 7/9/21(3)	$100	$100
Synchrony Financial 3.950%, 12/1/27	90	92
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	120	126
Toronto-Dominion Bank (The) 3.625%, 9/15/31	155	160
Trinity Acquisition plc 4.400%, 3/15/26	90	98
Wells Fargo & Co.
Series M 3.450%, 2/13/23	125	129
Series S 5.900%(7)	75	80
Willis Towers Watson plc 5.750%, 3/15/21	135	141

		5,443

Health Care—0.7%
AbbVie, Inc. 3.600%, 5/14/25	50	52
3.200%, 5/14/26	40	41
Anthem, Inc. 2.875%, 9/15/29	65	64
Bausch Health Cos., Inc. 144A 5.500%, 11/1/25(3)	65	68
Becton Dickinson and Co. 3.300%, 3/1/23	150	153
CVS Health Corp. 2.875%, 6/1/26	120	120
HCA, Inc. 5.625%, 9/1/28	35	39
5.125%, 6/15/39	35	38
5.250%, 6/15/49	50	55

		630

Industrials—1.0%
American Airlines Pass-Through-Trust 2019-1, A 3.500%, 2/15/32	85	88
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	85	88
CNH Industrial N.V. 4.500%, 8/15/23	89	94
DP World plc 144A 6.850%, 7/2/37(3)	100	132
Hillenbrand, Inc. 4.500%, 9/15/26	85	86
Oshkosh Corp. 4.600%, 5/15/28	117	126
Owens Corning 3.950%, 8/15/29	109	111
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(3)	90	95
TransDigm, Inc. 144A 6.250%, 3/15/26(3)	35	38

		858

Information Technology—0.9%
Apple, Inc. 3.350%, 2/9/27	90	96

	Par Value	Value
Information Technology—continued
Broadcom Corp. 3.000%, 1/15/22	$45	$46
3.625%, 1/15/24	65	67
Citrix Systems, Inc. 4.500%, 12/1/27	75	81
Dell International LLC 144A 6.020%, 6/15/26(3)	100	113
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	65	72
Motorola Solutions, Inc. 4.600%, 5/23/29	100	109
Verisk Analytics, Inc. 4.000%, 6/15/25	135	145

		729

Materials—0.7%
ArcelorMittal 6.125%, 6/1/25	60	68
CRH America, Inc. 144A 3.875%, 5/18/25(3)	90	96
DuPont de Nemours, Inc. 4.493%, 11/15/25	97	107
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	105	110
Olin Corp. 5.625%, 8/1/29	80	83
Vulcan Materials Co. 3.900%, 4/1/27	105	110

		574

Real Estate—1.6%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	65	70
Corporate Office Properties LP 3.600%, 5/15/23	165	168
EPR Properties 4.750%, 12/15/26	120	129
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	55	55
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	90	94
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	110	115
Hospitality Properties Trust 4.500%, 3/15/25	105	106
Kilroy Realty LP 4.375%, 10/1/25	120	129
Life Storage LP 3.500%, 7/1/26	55	57
3.875%, 12/15/27	40	42
MPT Operating Partnership LP 5.000%, 10/15/27	35	37
4.625%, 8/1/29	15	16
Office Properties Income Trust 4.500%, 2/1/25	135	139
Physicians Realty LP 4.300%, 3/15/27	105	112
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	107

		1,376

See Notes to Schedule of Investments.

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value		Value
Utilities—1.2%
CenterPoint Energy, Inc. 4.250%, 11/1/28	$85		$93
DPL, Inc. 144A 4.350%, 4/15/29(3)	102		101
Exelon Corp. 3.497%, 6/1/22	100		103
Kansas City Power & Light Co. 3.150%, 3/15/23	120		124
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(3)	90		96
PNM Resources, Inc. 3.250%, 3/9/21	85		86
PSEG Power LLC 3.850%, 6/1/23	65		69
Southern Power Co. 4.150%, 12/1/25	160		173
Talen Energy Supply LLC 144A 6.625%, 1/15/28(3)	40		39
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	55		57
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/49(3)(5)	65		—	(2)
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(3)	85		87

			1,028

TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $12,745)			13,398

LEVERAGED LOANS(4)—1.1%
Aerospace—0.0%
TransDigm, Inc. 2018, Tranche E (1 month LIBOR + 2.500%) 4.544%, 5/30/25	34		34

Energy—0.0%
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 5.250%, 7/16/21(1)(5)	—	(2)	—

Financial—0.1%
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 2.500%) 3.854%, 10/6/23	67		67

Forest Prod / Containers—0.0%
Berry Global, Inc. Tranche U (1 month LIBOR + 2.500%) 4.549%, 7/1/26(8)	35		35

Gaming / Leisure—0.1%
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 3.794%, 7/8/24	64		64
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 3.794%, 5/30/25	54		55

			119

Healthcare—0.2%
Bausch Health Cos., Inc. (1 month LIBOR + 3.000%) 5.039%, 6/2/25	4		4
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.854%, 6/11/25	69		69

	Par Value	Value
Healthcare—continued
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.554%, 11/16/25	$70	$70

		143

Housing—0.2%
American Builders & Contractors Supply Co., Inc.
Tranche B-2 (1 month LIBOR + 2.000%) 4.044%, 10/31/23	89	89
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 4.044%, 11/21/24	69	69

		158

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 0.000%, 9/18/26(8)	50	50

Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.278%, 1/15/26	65	65

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.794%, 1/31/25(8)	74	73

Media / Telecom - Wireless Communications—0.1%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.294%, 4/4/26	65	65
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.050%, 4/11/25	39	39

		104

Service—0.0%
J2 Acquisition Ltd. Tranche B, First Lien (3 month LIBOR + 2.500%) 0.000%, 9/25/26(8)	10	10

Utility—0.1%
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.320%, 12/31/20	30	30
(4 month LIBOR + 1.125%) 1.125%, 12/31/20(9)	10	10

		40

TOTAL LEVERAGED LOANS
(Identified Cost $895)		898

	Shares
CONVERTIBLE PREFERRED STOCK—0.7%

Information Technology—0.7%
BDC Payments Holdings, Inc.(5)(10)(11)	55,370	571

TOTAL CONVERTIBLE PREFERRED STOCK
(Identified Cost $460)		571

See Notes to Schedule of Investments.

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value
PREFERRED STOCKS—0.6%

Financials—0.5%
Bank of New York Mellon Corp. (The) Series E, 4.950%	115(12)	$116
JPMorgan Chase & Co. Series Z, 5.300%	105(12)	106
M&T Bank Corp. Series F, 5.125%	58(12)	61
PNC Financial Services Group, Inc. (The) Series S, 5.000%	110(12)	114

		397

Industrials—0.1%
General Electric Co. Series D, 5.000%	90(12)	85

TOTAL PREFERRED STOCKS (Identified Cost $483)		482

COMMON STOCKS—58.8%

Communication Services—10.1%
58.com, Inc. ADR(10)	5,800	286
Activision Blizzard, Inc.	9,460	501
Adevinta ASA Class A(10)	14,866	172
Ascential plc	73,866	344
Auto Trader Group plc	60,982	382
Autohome, Inc. ADR(10)	3,800	316
carsales.com Ltd.	24,111	249
CTS Eventim AG & Co. KGaA	4,905	277
Facebook, Inc. Class A(10)	12,900	2,297
Netflix, Inc.(10)	4,880	1,306
REA Group Ltd.	5,316	388
Rightmove plc	77,751	526
Scout24 AG	4,401	251
Tencent Holdings Ltd. ADR	27,710	1,154

		8,449

Consumer Discretionary—13.7%
Alibaba Group Holding Ltd. Sponsored ADR(10)	12,430	2,079
Amazon.com, Inc.(10)	1,800	3,126
Baozun, Inc. Sponsored ADR(10)	5,400	230
Ctrip.com International Ltd. ADR(10)	22,840	669
Home Depot, Inc. (The)	3,050	708
Las Vegas Sands Corp.	15,610	902
McDonald’s Corp.	3,090	663
MercadoLibre, Inc.(10)	1,170	645
NIKE, Inc. Class B	13,180	1,238
Ross Stores, Inc.	8,560	940
ZOZO, Inc.	13,700	316

		11,516

Consumer Staples—3.2%
Compania Cervecerias Unidas SA Sponsored ADR	4,000	89
McCormick & Co., Inc.	3,430	536
Monster Beverage Corp.(10)	6,730	391
Philip Morris International, Inc.	9,950	755
Procter & Gamble Co. (The)	7,070	879

		2,650

Energy—0.3%
Computer Modelling Group Ltd.	36,581	169
Frontera Energy Corp.	1,088	10
Pason Systems, Inc.	7,600	93

		272

	Shares	Value
Financials—5.2%
Bank of America Corp.	42,080	$1,227
Charles Schwab Corp. (The)	14,460	605
Gruppo Mutuionline SpA	16,024	288
MarketAxess Holdings, Inc.	2,360	773
Mortgage Advice Bureau Holdings Ltd.	60,286	411
Progressive Corp. (The)	4,500	348
Sabre Insurance Group plc	98,842	358
Vostok New Ventures Ltd. SDR(10)	50,368	340

		4,350

Health Care—3.9%
Bluebird Bio, Inc.(10)	1,925	177
Danaher Corp.	5,700	823
Haw Par Corp., Ltd.	21,300	206
HealthEquity, Inc.(10)	6,510	372
Illumina, Inc.(10)	1,420	432
Zoetis, Inc.	10,360	1,291

		3,301

Industrials—8.3%
51job, Inc. ADR(10)	3,100	229
Asiakastieto Group Oyj	3,386	99
CoStar Group, Inc.(10)	1,630	967
DSV A/S	3,750	357
en-japan, Inc.	9,700	371
Equifax, Inc.	3,060	430
Fair Isaac Corp.(10)	1,220	370
Haitian International Holdings Ltd.	165,000	338
HeadHunter Group plc ADR	32,400	625
JOST Werke AG	9,088	261
Kansas City Southern	4,970	661
Knorr-Bremse AG	3,027	285
Roper Technologies, Inc.	2,690	959
Rotork plc	8,578	33
Uber Technologies, Inc.(10)(13)	13,955	425
VAT Group AG	2,043	258
Voltronic Power Technology Corp.	12,600	260

		6,928

Information Technology—12.6%
Accenture plc Class A	3,900	750
Alten SA	3,440	393
Amphenol Corp. Class A	12,070	1,165
Avalara, Inc.(10)	13,930	937
Bouvet ASA	2,755	92
Douzone Bizon Co., Ltd.	4,026	220
Fortnox AB	3,388	57
NVIDIA Corp.	6,270	1,091
Paycom Software, Inc.(10)	7,600	1,592
SimCorp A/S	1,240	109
Trade Desk, Inc. (The) Class A(10)	4,390	823
Visa, Inc. Class A	12,130	2,087
Webstep AS	43,373	113
Workday, Inc. Class A(10)	6,910	1,174

		10,603

Materials—1.5%
Corp. Moctezuma SAB de C.V.	68,907	199

See Notes to Schedule of Investments.

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value
Materials—continued
Ecolab, Inc.	5,480	$1,085

		1,284

TOTAL COMMON STOCKS (Identified Cost $34,867)		49,353

RIGHTS—0.0%

Utilities—0.0%
Vistra Energy Corp.(5)(10)	1,084	1

TOTAL RIGHTS (Identified Cost $1)		1

TOTAL LONG-TERM INVESTMENTS—98.4% (Identified Cost $66,608)		82,586

SHORT-TERM INVESTMENT—0.4%

Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(14)	326,004	326

TOTAL SHORT-TERM INVESTMENT (Identified Cost $326)		326

SECURITIES LENDING COLLATERAL—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(14)(15)	423,925	424

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $424)		424

TOTAL INVESTMENTS—99.3%		$83,336
(Identified Cost $67,358)
Other assets and liabilities, net—0.7%		624

NET ASSETS—100.0%		$83,960

Abbreviations:
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership

Foreign Currencies: MXN Mexican Peso

Footnote Legend: (1) Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Amount is less than $500.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $14,608 or 17.4% of net assets.

(4)

Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	This loan will settle after September 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Represents unfunded portion of security and commitment fee earned on this portion.
(10)	Non-income producing.
(11)	Restricted security.
(12)	Value shown as par value.
(13)	All or a portion of security is on loan.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†

United States	81%
China	6
United Kingdom	3
Germany	1
Canada	1
Japan	1
Australia	1
Other	6

Total	100%

† % of total investments as of September 30, 2019.

See Notes to Schedule of Investments.

STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$3,412	$—	$3,412	$—
Corporate Bonds and Notes	13,398	—	13,398	—	(1)
Foreign Government Securities	112	—	112	—
Leveraged Loans	898	—	898	—	(2)
Mortgage-Backed Securities	9,747	—	9,596	151
Municipal Bonds	1,693	—	1,693	—
U.S. Government Securities	2,919	—	2,919	—
Equity Securities:
Common Stocks	49,353	49,353	—	—
Preferred Stocks	482	—	482	—
Rights	1	—	—	1
Convertible Preferred Stock	571	—	—	571
Securities Lending Collateral	424	424	—	—
Money Market Mutual Fund	326	326	—	—

Total Investments	$83,336	$50,103	$32,510	$723

(1)	Amount is less than $500.
(2)	Includes internally fair valued securities currently priced at zero ($0).

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

	Total	Convertible Preferred Stock	Corporate Bonds And Notes			Leveraged Loans			Mortgage-Backed Securities	Rights
Investments in Securities
Balance as of December 31, 2018:	$461	$460	$	—(a	)	$	—(c	)	$—	$1
Accrued discount/(premium)	—	—		—			—(a	)	—	—
Change in unrealized appreciation (depreciation)(b)	112	111		—(a	)		—(a	)	1	—(a	)
Purchases	150	—		—(a	)		—		150	—

Balance as of September 30, 2019	$723	$571	$	—(a	)	$	—(c	)	$151	$1

(a) Amount is less than $500.

(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2019, was $112.

(c) Includes internally fair valued security currently priced at zero.

BDC Payment Holdings, Inc.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s convertible preferred stock is based on a market approach of comparable companies’ projected revenue multiples and ranges from 8.0x to 10.8x. Significant increases (decreases) in this input would result in a significantly lower (higher) fair value measurement.

See Notes to Schedule of Investments.

STRATEGIC ALLOCATION SERIES

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to Series’ most recent semi or annual report.